UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

  			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
         	                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		 FPR Partners, LLC
Address:  	 199 Fremont Street
		 Suite 2500
		 San Francisco, CA  94105-2261

Form 13F File Number: 28-14965


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		 Siu Chiang
Title:		 Chief Financial Officer
Phone:		 415-284-8516

Signature, Place, and Date of Signing:

/s/ Siu Chiang	      	      San Francisco, California      November 14, 2012
-------------------------     -------------------------      -------------------
[Signature]                   [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

  			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		1,632,239

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
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                                                 FORM 13F INFORMATION TABLE


---------------------------- ---------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS SOLE       SHARED NONE
---------------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ARCH CAP GROUP LTD           ORD              G0450A105   253,423  6,086,055  SH      SOLE                 6,086,055
ARCH CAP GROUP LTD           ORD              G0450A905    17,526    420,900  SH CALL SOLE                   420,900
EXXON MOBIL CORP             COM              30231G902   147,527  1,613,200  SH CALL SOLE                 1,613,200
GENERAL DYNAMICS CORP        COM              369550108    60,331    912,440  SH      SOLE                   912,440
GRUPO TELEVISA SA            SPON ADR REP ORD 40049J206    67,999  2,892,352  SH      SOLE                 2,892,352
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   104,697  5,659,290  SH      SOLE                 5,659,290
LIBERTY INTERACTIVE CORP     RIGHT 99/99/9999 53071M112     1,238     91,445  SH      SOLE                    91,445
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880    80,045  1,612,519  SH      SOLE                 1,612,519
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   164,845  1,583,833  SH      SOLE                 1,583,833
LPL FINL HLDGS INC           COM              50212V100   202,284  7,087,753  SH      SOLE                 7,087,753
MOHAWK INDS INC              COM              608190104   106,052  1,325,322  SH      SOLE                 1,325,322
SCHWAB CHARLES CORP NEW      COM              808513105    76,969  6,020,245  SH      SOLE                 6,020,245
SEALY CORP                   COM              812139301    13,994  6,419,217  SH      SOLE                 6,419,217
SEALY CORP                   SR SECD 3RD 8%   812139400    59,462    800,840  SH      SOLE                   800,840
VIASAT INC                   COM              92552V100   162,514  4,347,609  SH      SOLE                 4,347,609
WABCO HLDGS INC              COM              92927K102   113,333  1,965,203  SH      SOLE                 1,965,203